Cash and cash equivalents and time deposits - Cash on hand and cash held at bank (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 EUR (€)
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	$ 37,264							$ 39,828
RMB
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	11,776	¥ 84,034						8,904	¥ 61,312
HK$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	1,061		$ 8,329					1,317		$ 10,337
US$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	24,175							29,185
SGD
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	110			$ 151				190			$ 263
TWD
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	30				$ 931			181				$ 5,700
Euro
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	51					€ 46		43					€ 38
JPY
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	41						¥ 4,550
Others
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	26							6
Cash and Cash Equivalents and Time Deposits	$ 20							$ 8